UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-4632

The European Equity Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 12/31

Date of reporting period: 09/30/07

ITEM 1. SCHEDULE OF INVESTMENTS

THE EUROPEAN EQUITY FUND, INC.

SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2007

Shares	Description	Value(a)
INVESTMENTS IN GERMAN SECURITIES - 24.8%
	COMMON STOCKS - 22.5%
	AUTOMOBILES - 2.5%
17,000	Continental	$2,344,230
20,000	DaimlerChrysler†	2,008,860
		4,353,090
	CHEMICALS - 2.4%
15,000	BASF	2,068,865
11,000	K + S	2,010,794
		4,079,659
	CONSTRUCTION MATERIALS - 0.8%
20,000	Bauer	1,305,304
	DIVERSIFIED FINANCIAL SERVICES - 0.9%
45,000	AWD Holding	1,499,180

	ELECTRIC UTILITIES - 3.5%
32,000	E.ON†	5,899,634
	ELECTRICAL EQUIPMENT - 1.1%
33,000	Solarworld	1,894,269
	ENERGY EQUIPMENT & SERVICES - 1.0%
14,000	RWE	1,755,762
	INDUSTRIAL CONGLOMERATES - 4.4%
47,500	Siemens†	6,512,231
34,325	Tognum*	1,073,748
		7,585,979
	INDUSTRIAL GASES - 1.4%
19,000	Linde†	2,352,832
	INTERNET SOFTWARE & SERVICES - 1.6%
45,000	D+S Online*	812,616
85,000	United Internet	1,908,403
		2,721,019
	SOFTWARE - 2.9%
60,000	SAP	3,502,140
16,000	Software	1,497,886
		5,000,026
	Total Common Stocks
	(cost $27,314,180)	38,446,754
	PREFERRED STOCK - 2.3%
	AUTOMOBILES - 1.2%
1,000	Porsche	2,118,247
	HEALTHCARE PROVIDERS & SERVICES - 1.1%
24,000	Fresenius†	1,862,234
	Total Preferred Stock
	(cost $2,624,753)	3,980,481
	Total Investments in German Securities
	(cost $29,938,933)	42,427,235

INVESTMENTS IN FRENCH COMMON STOCKS - 19.9%
	CHEMICALS - 0.8%
36,500	Rhodia*	1,324,471
	COMMERCIAL BANKS - 2.4%
24,000	Societe Generale	4,015,901
	CONSTRUCTION MATERIALS - 1.9%
42,000	Vinci	3,272,048
	ENERGY EQUIPMENT & SERVICES - 1.1%
6,000	Compagnie Generale de
	Geophysique*	1,954,970
	FOOD & STAPLES RETAILING - 1.6%
35,000	Groupe Danone	2,747,111
	INDUSTRIAL CONGLOMERATES - 1.2%

14,000	Neopost	1,969,161
	INSURANCE - 4.4%
170,100	AXA	7,589,730
	OIL, GAS & CONSUMABLE FUELS - 3.4%
71,600	Total	5,805,094
	SPECIALITY RETAIL - 1.5%
41,400	Essilor International	2,590,133
	TEXTILE, APPAREL & LUXURY GOODS - 1.6%
23,000	LVMH Moet Hennessy
	Louis Vuitton	2,749,400
	Total Investments in French
	Common Stocks
	(cost $27,261,328)	34,018,019

INVESTMENTS IN SPANISH COMMON STOCKS - 10.9%
	BUILDING PRODUCTS - 1.0%
24,000	Tecnicas Reunidas	1,766,000
	CHEMICALS - 0.9%
480,000	La Seda De Barcelona	1,522,002
	COMMERCIAL BANKS - 2.5%
185,000	Banco Bilbao Vizcaya
	Argentaria	4,324,566
	COMMUNICATIONS EQUIPMENT - 1.0%
61,000	Indra Sistemas	1,645,380
	DIVERSIFIED TELECOMMUNICATION SERVICES - 3.8%
230,000	Telefonica	6,419,736
	ELECTRIC UTILITIES - 1.7%
50,000	Iberdrola	2,929,114
	Total Investments in Spanish
	Common Stocks
	(cost $15,856,453)	18,606,798

INVESTMENTS IN SWISS COMMON STOCKS - 6.8%
	CHEMICALS - 1.0%
15,000	Lonza GRP	1,630,574
	DIVERSIFIED CONSUMER SERVICES - 0.9%
1,400	SGS†	1,593,769
	ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.9%
9,000	Inficon Holdings	1,541,471
	HEALTHCARE EQUIPMENT & SUPPLIES - 1.1%
4,500	Galenica	1,916,246
	INSURANCE - 1.0%
5,500	Zurich Financial Services	1,644,162
	PHARMACEUTICALS - 0.9%
29,000	Actelion, Ltd.*	1,601,044

	TEXTILE, APPAREL & LUXURY GOODS - 1.0%
25,000	Compagnie Financiere
	Richemont	1,650,903
	Total Investments in Swiss
	Common Stocks
	(cost $10,063,482)	11,578,169

INVESTMENTS IN ITALIAN COMMON STOCKS - 6.3%
	COMMERCIAL BANKS - 5.3%
730,000	Intesa Sanpaolo	5,620,699
400,000	Unicredito Italiano SpA	3,412,560
		9,033,259
	DIVERSIFIED TELECOMMUNICATION SERVICES - 1.0%
60,000	Prysmian SpA*	1,705,427
	Total Investments in Italian
	Common Stocks
	(cost $8,445,369)	10,738,686

INVESTMENTS IN FINNISH COMMON STOCKS - 4.8%
	DIVERSIFIED TELECOMMUNICATION SERVICES - 1.6%
70,000	Nokia	2,653,550
	ELECTRIC UTILITIES - 2.0%
92,000	Fortum	3,367,173
	PAPER & FOREST PRODUCTS - 1.2%
31,000	Metso	2,129,011
	Total Investments in Finnish
	Common Stocks
	(cost $4,857,118)	8,149,734

INVESTMENTS IN DUTCH COMMON STOCKS - 4.6%
	BEVERAGES - 1.2%
31,000	Heineken Holdings	2,028,511
	BUILDING PRODUCTS - 1.3%
43,000	Boskalis Westminster†	2,161,970
	ENERGY EQUIPMENT & SERVICES - 2.1%
23,000	Fugro	1,861,822
20,000	Smit Internationale	1,740,690
		3,602,512
	Total Investments in Dutch
	Common Stocks
	(cost $6,545,393)	7,792,993

INVESTMENTS IN NORWEGIAN COMMON STOCKS - 4.1%
	ENERGY EQUIPMENT & SERVICES - 2.1%
60,000	Aker Kvaerner	1,900,450

60,000	Subsea 7, Inc.*	1,654,249
		3,554,699
	OIL, GAS & CONSUMABLE FUELS - 2.0%
104,000	Statoil	3,524,270
	Total Investments in Norwegian
	Common Stocks
	(cost $5,727,784)	7,078,969

INVESTMENTS IN BELGIAN COMMON STOCKS - 4.1%
	COMMERCIAL BANKS - 3.0%
37,000	KBC Groep	5,075,842
	METALS & MINING - 1.1%
8,000	Umicore	1,906,483
	Total Investments in Belgian
	Common Stocks
	(cost $5,265,048)	6,982,325

INVESTMENTS IN GREEK COMMON STOCKS - 3.9%
	COMMERCIAL BANKS - 1.4%
70,176	EFG Eurobank	2,460,655
	DIVERSIFIED FINANCIAL SERVICES - 1.2%
61,000	Hellenic Exchanges	1,951,558
	DIVERSIFIED TELECOMMUNICATION SERVICES - 1.3%
60,000	Hellenic Telecommunications
	Organization	2,218,164
	Total Investments in Greek
	Common Stocks
	(cost $3,869,687)	6,630,377

INVESTMENTS IN IRISH COMMON STOCKS - 2.4%
	COMMERCIAL BANKS - 2.4%
78,000	Anglo Irish Bank Corp.	1,441,807
140,000	Bank of Ireland	2,587,858
		4,029,665
	Total Investments in Irish
	Common Stocks
	(cost $4,180,443)	4,029,665

INVESTMENTS IN AUSTRIAN SECURITIES - 2.2%
	COMMON STOCKS - 2.2%
	CONSTRUCTION MATERIALS - 1.0%
28,800	Wienerberger	1,796,099
	OIL, GAS & CONSUMABLE FUELS - 1.2%
30,000	OMV	1,997,627
	Total Common Stocks

	(cost $2,653,427)	3,793,726
	RIGHTS - 0.0%
	CONSTRUCTION MATERIALS - 0.0%
28,800	Wienerberger
	Expiration Date: 10/8/07*
	(cost $0)	0
	Total Investments in
	Austrian Securities
	(cost $2,653,427)	3,793,726

INVESTMENTS IN SWEDISH COMMON STOCKS - 1.8%
	COMMUNICATIONS EQUIPMENT - 1.8%
72,000	Axis Communications	1,545,041
390,000	Ericsson	1,553,377
		3,098,418
	Total Investments in Swedish
	Common Stocks
	(cost $2,927,814)	3,098,418

INVESTMENTS IN DANISH COMMON STOCKS - 0.9%
	BUILDING PRODUCTS - 0.9%
5,000	Rockwool International
	(cost $1,392,098)	1,621,457

INVESTMENTS IN CYPRUS COMMON STOCKS - 0.5%
	COMMERCIAL BANKS - 0.5%
50,000	Bank of Cyprus, Ltd.(b)
	(cost $822,859)	880,156
	Total Investments in Common and Preferred Stocks - 98.0%
	(cost $129,807,236)	167,426,727
SECURITIES LENDING COLLATERAL - 4.9%
8,430,047	Daily Assets Fund Institutional, 5.38%(c)(d)
	(cost $8,430,047)	$8,430,047

CASH EQUIVALENTS - 0.0%
13,995	Cash Management QP
	Trust, 5.14%(c) (cost $13,995)	$13,995
	Total Investments - 102.9%
	(cost $138,251,278)	175,870,769
	Other Assets and Liabilities,
	Net - (2.9%)	(5,014,504)
	NET ASSETS-100.0%	$170,856,265

* Non-income producing securities.

† All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2007 amounted to $8,025,706 which is 4.7% of the net assets.

†† Represents collateral held in connection with securities lending. Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management America Inc. The rate shown is the annualized seven-day yield at period end.

(a) Values stated in US dollars.

(b) Security listed in country of incorporation significant business activities of company are in Greece.

(c) Affiliated fund managed by Deutsche Investment Americas Inc. The rate shown is the annualized seven-day yield at period end.

(d) Represents collateral held in connection with securities lending.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	The European Equity Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	November 16, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	The European Equity Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	November 16, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        November 16, 2007